UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY LARGE CAPITALIZATION

GROWTH FUND

FORM N-Q

February 28, 2005

SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND

Schedule of Investments (unaudited)	February 28, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.9%
CONSUMER DISCRETIONARY - 19.5%
Internet & Catalog Retail - 6.7%
7,000,000	Amazon.com, Inc.(a)	$246,260,000
2,000,000	eBay Inc.(a)	85,680,000

		331,940,000

Media - 7.2%
12,000,000	Time Warner Inc.(a)	206,760,000
5,250,000	The Walt Disney Co.	146,685,000

		353,445,000

Specialty Retail - 5.6%
1,800,000	Bed Bath & Beyond Inc.(a)	67,536,000
5,200,000	The Home Depot, Inc.	208,104,000

		275,640,000

	TOTAL CONSUMER DISCRETIONARY	961,025,000

CONSUMER STAPLES - 11.2%
Beverages - 3.4%
3,900,000	The Coca-Cola Co.	166,920,000

Food Products - 2.7%
2,000,000	Wm. Wrigley Jr. Co.	133,120,000

Personal Products - 5.1%
5,000,000	The Gillette Co.	251,250,000

	TOTAL CONSUMER STAPLES	551,290,000

FINANCIALS - 15.1%
Diversified Financials - 7.8%
3,500,000	Merrill Lynch & Co., Inc.	205,030,000
3,200,000	Morgan Stanley	180,704,000

		385,734,000

Insurance - 7.3%
2,050,000	American International Group, Inc.	136,940,000
2,450	Berkshire Hathaway Inc., Class A Shares(a)	220,990,000

		357,930,000

	TOTAL FINANCIALS	743,664,000

HEALTHCARE - 19.2%
Biotechnology - 10.1%
3,200,000	Amgen Inc.(a)	197,152,000
3,000,000	Biogen Idec Inc.(a)	115,950,000
4,000,000	Genentech, Inc.(a)	188,800,000

		501,902,000

See Notes to Schedule of Investments.

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SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

SHARES	SECURITY	VALUE
Pharmaceuticals - 9.1%
2,600,000	Eli Lilly and Co.	$145,600,000
2,200,000	Johnson & Johnson	144,320,000
6,000,000	Pfizer Inc.	157,740,000

		447,660,000

	TOTAL HEALTHCARE	949,562,000

INDUSTRIALS - 3.5%
Commercial Services & Supplies - 0.7%
1,500,000	Cendant Corp.	33,180,000

Industrial Conglomerates - 2.8%
4,000,000	General Electric Co.	140,800,000

	TOTAL INDUSTRIALS	173,980,000

INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 9.1%
10,000,000	CIENA Corp.(a)	19,800,000
7,000,000	Cisco Systems, Inc.(a)	121,940,000
5,000,000	Juniper Networks, Inc.(a)	107,700,000
14,000,000	Lucent Technologies Inc.(a)	42,980,000
10,000,000	Motorola, Inc.	156,600,000

		449,020,000

Computers & Peripherals - 3.9%
4,850,000	Dell Inc.(a)	194,436,500

Internet Software & Services - 3.9%
3,000,000	Akamai Technologies, Inc.(a)	33,030,000
7,000,000	IAC/InterActiveCorp(a)	157,500,000

		190,530,000

Semiconductor Equipment & Products - 10.2%
7,000,000	Intel Corp.	167,860,000
8,000,000	Texas Instruments Inc.	211,760,000
4,000,000	Xilinx, Inc.	120,800,000

		500,420,000

Software - 4.3%
6,200,000	Microsoft Corp.	156,116,000
5,000,000	Red Hat, Inc.(a)	57,300,000

		213,416,000

	TOTAL INFORMATION TECHNOLOGY	1,547,822,500

	TOTAL COMMON STOCK
	(Cost - $4,213,647,401)	4,927,343,500

See Notes to Schedule of Investments.

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SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 0.3%
$15,598,000	Merrill Lynch & Co,. Inc., dated 2/28/05, 2.600% due 3/1/05; Proceeds at maturity - $15,599,127; (Fully collateralized by various U.S. Government Obligations and Agencies, 1.500% to 6.000% due 6/15/05 to 1/21/25; Market value - $15,910,038) (Cost $15,598,000)	$15,598,000

	TOTAL INVESTMENTS - 100.2% (Cost $4,229,245,401*)	4,942,941,500
	Liabilities in Excess of Other Assets - (0.2%)	(10,193,440)

	TOTAL NET ASSETS - 100.0%	$4,932,748,060

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Smith Barney Large Capitalization Growth Fund (“Fund”), a separate investment fund of the Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees. Short-term securities maturing within 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Note 2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$935,513,976
Gross unrealized depreciation	(221,817,877)

Net unrealized appreciation	$713,696,099

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2005

By
Kaprel Ozsolak
Chief Financial Officer

Date:	April 27, 2005